Shareholder Report, Line Graph (Details) - USD ($)	Jun. 28, 2021	Oct. 26, 2020	May 11, 2020	Oct. 01, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000218403
Account Value [Line Items]
Line Graph and Table Measure Name		LeaderShares Activist Leaders ETF
Account Value		$ 10,000			$ 14,104	$ 12,037	$ 12,465	$ 15,410	$ 9,716
C000218404
Account Value [Line Items]
Line Graph and Table Measure Name		LeaderShares AlphaFactor Tactical Focused ETF
Account Value		$ 10,000			17,295	13,519	13,699	14,088	9,636
C000200720
Account Value [Line Items]
Line Graph and Table Measure Name				LeaderShares AlphaFactor U.S. Core Equity ETF
Account Value				$ 10,000	16,991	12,606	12,399	13,741	10,038	$ 10,251	$ 9,140
C000228396
Account Value [Line Items]
Line Graph and Table Measure Name	LeaderShares Dynamic Yield ETF
Account Value	$ 10,000				10,005	9,112	8,832	10,088
C000218405
Account Value [Line Items]
Line Graph and Table Measure Name			LeaderShares Equity Skew ETF
Account Value			$ 10,000		15,667	12,765	12,985	15,733	11,224
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			17,840	12,926	11,736	13,744	9,617
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			17,840	12,926	11,736	13,744	9,617
Leadershares AlphaFactor US Core Equity ETF Index
Account Value [Line Items]
Line Graph and Table Measure Name				Leadershares AlphaFactor US Core Equity ETF Index
Account Value				$ 10,000	17,927	13,165	12,853	14,165	10,237	10,358	9,142
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				9,369	8,476	8,445	10,016
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000		20,873	15,123	13,731	16,080	11,252
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	$ 21,599	$ 15,649	$ 14,208	$ 16,639	$ 11,643	$ 10,612	$ 9,283